Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.48%
Alabama: 0.84%
Utilities revenue: 0.84%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$796,441
California: 0.55%
Utilities revenue: 0.55%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	520,323
Georgia: 0.52%
Utilities revenue: 0.52%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	486,495
Guam: 1.33%
Airport revenue: 0.83%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	206,947
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	576,951
				783,898
Miscellaneous revenue: 0.50%
Territory of Guam Series F	4.00	1-1-2042	500,000	475,866
				1,259,764
Illinois: 0.84%
Airport revenue: 0.52%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	490,261
Miscellaneous revenue: 0.32%
City of Chicago Lakeshore East Special Assessment Area144A	2.27	12-1-2024	308,000	302,964
				793,225
Pennsylvania: 93.83%
Airport revenue: 3.87%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,549,480
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2026	580,000	585,789
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2030	1,500,000	1,519,439
				3,654,708
Education revenue: 19.55%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	508,132
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,139,348
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	986,221
Chester County IDA Renaissance Academy Charter School	3.75	10-1-2024	130,000	129,647
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	966,090
Delaware County Authority Neumann University	5.00	10-1-2039	250,000	249,937
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	333,215
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2033	315,000	318,756
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	558,863
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Huntingdon County General Authority Juniata College Series T	5.00%	10-1-2051	$2,000,000	$1,903,131
Latrobe IDA Seton Hill University	4.00	3-1-2051	800,000	614,130
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	666,195
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	555,215
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2030	1,500,000	1,501,699
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	403,866
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2046	225,000	192,846
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	682,290
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,002,330
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	508,142
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	307,620
Philadelphia IDA First Philadelphia Preparatory Charter School Series A	7.00	6-15-2033	940,000	946,156
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	340,000	345,958
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	240,702
Philadelphia IDA LaSalle University	5.00	5-1-2036	1,355,000	1,215,966
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	228,939
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	150,607
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	507,894
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,059
				18,450,954
GO revenue: 15.18%
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2036	350,000	361,785
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2037	350,000	358,829
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2038	250,000	254,417
City of Oil City Series A (AGM Insured)	4.00	12-1-2039	315,000	316,625
City of Oil City Series A (AGM Insured)	4.00	12-1-2040	250,000	251,309
City of Oil City Series A (AGM Insured)	4.00	12-1-2041	250,000	251,163
City of Oil City Series A (AGM Insured)	4.00	12-1-2042	200,000	200,425
City of Philadelphia Series A	5.00	8-1-2036	1,250,000	1,314,503
City of Pittsburgh	5.00	9-1-2043	200,000	214,445
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	695,089
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	496,124
Highlands School District (AGM Insured)	5.00	4-15-2035	295,000	329,638
Montour School District Series B (AGM Insured)	5.00	4-1-2032	1,000,000	1,018,903
Moon Area School District Series A	5.00	11-15-2028	150,000	151,337
Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,456,902
Parkland School District Series B	4.00	2-1-2036	650,000	670,345
Penn Delco School District	4.00	6-1-2045	1,000,000	980,108
Pequea Valley School District	4.00	5-15-2049	750,000	716,490
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,281,173
School District of Philadelphia Series C (AGM Insured)	5.00	6-1-2024	1,225,000	1,227,222
See accompanying notes to portfolio of investments
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
West Shore School District	5.00%	11-15-2048	$1,500,000	$1,542,052
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	104,259
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	53,861
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	76,094
				14,323,098
Health revenue: 26.34%
Allegheny County Hospital Development Authority Allegheny Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,722,449
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.34	11-15-2047	1,000,000	992,065
Berks County IDA Tower Health Obligated Group	5.00	11-1-2037	430,000	223,108
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	373,811
Cumberland County Municipal Authority Diakon Lutheran Social Ministries Obligated Group	5.00	1-1-2028	2,090,000	2,104,841
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,031,515
Doylestown Hospital Authority Series A	5.00	7-1-2049	250,000	238,972
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	456,316
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	380,814
Geisinger Authority Health System Obligated Group Series A	4.00	4-1-2050	1,000,000	933,473
Geisinger Authority Health System Obligated Group Series A	5.00	6-1-2041	1,000,000	1,001,025
Geisinger Authority Health System Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,020,157
Geisinger Authority Health System Obligated Group Series Cøø	5.00	4-1-2043	645,000	693,496
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	1,000,000	1,089,582
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	421,410
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,040,259
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	1,039,323
Montgomery County IDA Waverly Heights Ltd Obligated Group	5.00	12-1-2044	1,000,000	1,017,619
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	515,480
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	10-15-2035	645,000	730,047
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	10-15-2036	800,000	899,884
Pennsylvania EDFA UPMC Obligated Group Series A1	4.00	4-15-2037	700,000	714,631
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2040	1,500,000	1,523,348
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,047,068
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2047	1,500,000	1,525,818
Pennsylvania Higher Educational Facilities Authority University of Pennsylvania Health System Obligated Group Series Aø	3.62	1-1-2038	1,000,000	1,000,000
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	319,928
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00%	11-15-2046	$525,000	$428,458
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	371,763
				24,856,660
Housing revenue: 4.08%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	555,000	555,092
Pennsylvania EDFA Commonwealth of Pennsylvania Department of Transportation AMT	5.75	6-30-2048	750,000	835,475
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	999,336
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	578,891
State Public School Building Authority Chester Upland School District Series C (AGM Insured)	5.00	9-15-2026	875,000	875,710
				3,844,504
Miscellaneous revenue: 5.18%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2038	1,000,000	1,052,860
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,513,011
Delaware Valley Regional Finance Authority Series D (TD Bank N.A. LOC)ø	3.65	11-1-2055	500,000	500,000
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	993,442
Philadelphia IDA Series A	5.00	2-15-2038	785,000	826,824
				4,886,137
Tax revenue: 2.34%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	514,574
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2042	1,500,000	1,688,033
				2,202,607
Transportation revenue: 5.33%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	608,693
Pennsylvania Turnpike Commission Series 1	5.00	12-1-2043	1,800,000	1,968,674
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	805,607
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	1,500,000	1,645,231
				5,028,205
Utilities revenue: 1.08%
Philadelphia Gas Works Co. Series 15TH	5.00	8-1-2047	1,000,000	1,022,856
Water & sewer revenue: 10.88%
Bucks County Water & Sewer Authority Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,380,213
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,056,803
City of Philadelphia Water & Wastewater Revenue Series A	5.00	10-1-2038	2,000,000	2,132,134
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	607,759
Erie City Water Authority (BAM Insured)	4.25	12-1-2052	1,000,000	985,345
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,570,465
See accompanying notes to portfolio of investments
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45%	12-1-2039	$500,000	$452,974
Pittsburgh Water & Sewer Authority Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,079,692
				10,265,385
				88,535,114
South Carolina: 0.57%
Utilities revenue: 0.57%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	500,000	535,348
Total municipal obligations (Cost $96,466,363)				92,926,710

		Yield	Shares
Short-term investments: 0.30%
Investment companies: 0.30%
Allspring Government Money Market Fund Select Class♠∞		5.25	277,317	277,317
Total short-term investments (Cost $277,317)				277,317
Total investments in securities (Cost $96,743,680)	98.78%			93,204,027
Other assets and liabilities, net	1.22			1,154,952
Total net assets	100.00%			$94,358,979

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
COP	Certificate of participation
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$6,701,029	$(6,423,712)	$0	$0	$277,317	277,317	$10,119
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	1,717,837	21,162,558	(22,880,395)	14	(14)	0	0	38,271
				$14	$(14)	$277,317		$48,390
See accompanying notes to portfolio of investments
6 | Allspring Pennsylvania Tax-Free Fund

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$92,926,710	$0	$92,926,710
Short-term investments
Investment companies	277,317	0	0	277,317
Total assets	$277,317	$92,926,710	$0	$93,204,027
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Pennsylvania Tax-Free Fund | 7